Schedule of financial performance and cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Revenues	$ 61	$ 16	$ 4,055
Cost of sales	(50)	27	(4,294)
Loss before income tax	(15,131)	(44,216)	(19,506)
Income tax expense	691	(1,603)	(559)
Gain/(loss) from discontinued operations	1,648	(881)	(4,290)
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Revenues		11,909	11,005
Cost of sales		(10,268)	(9,178)
Expenses	1,648	(2,522)	(6,136)
Loss before income tax	1,648	(881)	(4,309)
Income tax expense			19
Gain/(loss) from discontinued operations	1,648	(881)	(4,290)
Net cash inflow/(outflow) from operating activities	1,648	(881)	(4,290)
Net cash inflow/(outflow) from investing activities
Net cash inflow/(outflow) from financing activities
Net increase in cash generated by subsidiary	$ 1,648	$ (881)	$ (4,290)